Business Combinations (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 24, 2020	Mar. 31, 2020	Dec. 31, 2019
Note payable	$ 837,477	$ 999,736			$ 875,000
SBG [Member]
Cash and cash equivalents				$ 72,442
Accounts receivable				311,586
Inventory				21,415
Property and equipment				38,110
Goodwill				9,448,832
Accounts payable, accrued expenses and other liabilities				719,221
Purchase price				$ 9,173,164
Purchase Accounting [Member]
Accounts receivable			$ 88,131
Other current assets			11,236
Inventory			273,951
Property and equipment			663,273
License agreement, net			222,095
Goodwill			5,672,823
Total identifiable assets			6,931,509
Accounts payable, accrued expenses and other liabilities			882,279
Note payable			69,212
Equity			5,980,000
Total identifiable assets			$ 6,931,509